                                [NATIONWIDE LOGO]




                                  NATIONWIDE((R))
                              VA SEPARATE ACCOUNT-D

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30,2002




                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO



WR-0083-6/02

                                [NATIONWIDE LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]



                            PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VA Separate Account-D.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 15, 2002

                                         3

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                                        4

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 12, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-D

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                  (UNAUDITED)



Assets:
  Investments at fair value:

     W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
       2,998,927 shares (cost $19,379,771)  . . . . . . . . . . . . . . . . . . . . . . . .  $  19,165,541

     W & R Target Funds - Balanced Portfolio (WRBal)
       2,327,609 shares (cost $16,111,188) . . . . . . . . . . . . . . . . . . .. . . . . .     15,066,845

     W & R Target Funds - Bond Portfolio (WRBnd)
       3,704,700 shares (cost $20,299,750)  . . . . . . . . . . . . . . . . . . . . . . . .     20,603,317

     W & R Target Funds - Core Equity Portfolio (WRCoreEq)
       6,397,281 shares (cost $66,187,871)  . . . . . . . . . . . . . . . . . . . . . . . .     57,687,484

     W & R Target Funds - Growth Portfolio (WRGrowth)
       8,381,624 shares (cost $70,349,068)  . . . . . . . . . . . . . . . . . . . . . . . .     61,714,736

     W & R Target Funds - High Income Portfolio (WRHiInc)
       3,540,474 shares (cost $12,297,278)  . . . . . . . . . . . . . . . . . . . . . . . .     11,265,079

     W & R Target Funds - International Portfolio (WRIntl)
       1,295,770 shares (cost $7,987,672) . . . . . . . . . . . . . . . . . . . . . . . . .      7,110,147

     W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
       611,890 shares (cost $3,379,497) . . . . . . . . . . . . . . . . . . . . . . . . . .      3,375,002

     W & R Target Funds - Money Market Portfolio (WRMMkt)
       9,246,726 shares (cost $9,246,726) . . . . . . . . . . . . . . . . . . . . . . . . .      9,246,726

     W & R Target Funds - Science & Technology Portfolio (WRSciTech)
       1,399,597 shares (cost $16,529,076)  . . . . . . . . . . . . . . . . . . . . . . . .     14,133,128

     W & R Target Funds - Small Cap Portfolio (WRSmCap)
       3,295,165 shares (cost $24,919,790)  . . . . . . . . . . . . . . . . . . . . . . . .     22,532,335

     W & R Target Funds - Value Portfolio (WRValue)
       2,537,822 shares (cost $12,684,143)  . . . . . . . . . . . . . . . . . . . . . . . .     12,041,459
                                                                                             -------------
          Total investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    253,941,799
  Accounts receivable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --
                                                                                             -------------
          Total assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    253,941,799
Accounts payable  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         19,575
                                                                                             -------------
Contract owners'equity (note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 253,922,224
                                                                                             =============



See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2002
(UNAUDITED)

                                                  Total           WRAsStrat           WRBal           WRBnd          WRCoreEq
                                              ------------        ---------         --------         --------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................    $     53,031               --               --               --               --
  Mortality and expense risk charges
    (note 2) .............................      (1,669,473)        (118,658)         (97,793)        (111,957)        (399,675)
                                              ------------         --------         --------         --------       ----------
    Net investment activity ..............      (1,616,442)        (118,658)         (97,793)        (111,957)        (399,675)
                                              ------------         --------         --------         --------       ----------

  Proceeds from mutual funds shares sold .      10,275,235          465,461          611,210          299,422          403,474
  Cost of mutual fund shares sold ........     (10,902,372)        (515,760)        (656,569)        (296,039)        (523,333)
                                              ------------         --------         --------         --------       ----------
    Realized gain (loss) on investments ..        (627,137)         (50,299)         (45,359)           3,383         (119,859)
  Change in unrealized gain (loss)
    on investments .......................     (22,732,224)         499,183         (556,748)         611,830       (7,743,339)
                                              ------------         --------         --------         --------       ----------
    Net gain (loss) on investments .......     (23,359,361)         448,884         (602,107)         615,213       (7,863,198)
                                              ------------         --------         --------         --------       ----------
  Reinvested capital gains ...............              --               --               --               --               --
                                              ------------         --------         --------         --------       ----------
      Net increase (decrease) in
        contract owners' equity resulting
        from operations ..................    $(24,975,803)         330,226         (699,900)         503,256       (8,262,873)
                                              ============         ========         ========         ========       ==========


                                               WRGrowth          WRHiInc          WRIntl
                                               ---------         ---------        ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................           --               --               --
  Mortality and expense risk charges
    (note 2) .............................     (429,650)         (66,945)         (46,532)
                                             ----------         --------         --------
    Net investment activity ..............     (429,650)         (66,945)         (46,532)
                                             ----------         --------         --------

  Proceeds from mutual funds shares sold .      532,763           34,749          574,584
  Cost of mutual fund shares sold ........     (673,602)         (38,049)        (717,459)
                                             ----------         --------         --------
    Realized gain (loss) on investments ..     (140,839)          (3,300)        (142,875)
  Change in unrealized gain (loss)
    on investments .......................   (8,045,234)        (527,840)        (241,792)
                                             ----------         --------         --------
    Net gain (loss) on investments .......   (8,186,073)        (531,140)        (384,667)
                                             ----------         --------         --------
  Reinvested capital gains ...............           --               --               --
                                             ----------         --------         --------
      Net increase (decrease) in
        contract owners' equity resulting
        from operations ..................   (8,615,723)        (598,085)        (431,199)
                                             ==========         ========         ========



                                               WRLTBond        WRMMkt       WRSciTech       WRSmCap          WRValue
                                              ----------     ----------     ----------     ----------       --------
Investment activity:
  Reinvested dividends ...................    $       --         53,031             --             --             --
  Mortality and expense risk charges
    (note 2) .............................       (18,052)       (65,696)       (95,759)      (146,608)       (72,148)
                                              ----------     ----------     ----------     ----------       --------
    Net investment activity ..............       (18,052)       (12,665)       (95,759)      (146,608)       (72,148)
                                              ----------     ----------     ----------     ----------       --------

  Proceeds from mutual funds shares sold .       111,753      6,292,581        577,580        187,450        184,208
  Cost of mutual fund shares sold ........      (109,072)    (6,292,581)      (675,898)      (219,966)      (184,044)
                                              ----------     ----------     ----------     ----------       --------
    Realized gain (loss) on investments ..         2,681             --        (98,318)       (32,516)           164
  Change in unrealized gain (loss)
    on investments .......................        26,871             --     (2,801,274)    (3,158,742)      (795,139)
                                              ----------     ----------     ----------     ----------       --------
    Net gain (loss) on investments .......        29,552             --     (2,899,592)    (3,191,258)      (794,975)
                                              ----------     ----------     ----------     ----------       --------
  Reinvested capital gains ...............            --             --             --             --             --
                                              ----------     ----------     ----------     ----------       --------
      Net increase (decrease) in
        contract owners' equity resulting
        from operations ..................    $   11,500        (12,665)    (2,995,351)    (3,337,866)      (867,123)
                                              ==========     ==========     ==========     ==========       ========


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                      Total                             WRAsStrat
                                         -------------------------------     -------------------------------
                                             2002              2001              2002               2001
                                         -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Net investment income .............    $  (1,616,442)         (198,876)         (118,658)          (22,846)
  Realized gain (loss) on
    investments .....................         (627,137)           (8,886)          (50,299)              828
  Change in unrealized gain (loss)
    on investments ..................      (22,732,224)         (235,688)          499,183          (196,593)
  Reinvested capital gains ..........               --                --                --                --
                                         -------------     -------------     -------------     -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....      (24,975,803)         (443,450)          330,226          (218,611)
                                         -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       82,997,323        96,346,128         5,774,422         7,836,208
  Transfers between funds ...........               --                --             4,905           152,551
  Redemptions .......................       (4,609,145)       (1,064,080)         (297,223)         (209,969)
  Annuity benefits ..................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................          (25,065)               --            (2,324)               --
  Contingent deferred sales charges
    (note 2) ........................          (84,237)           (2,840)           (2,415)             (129)
  Adjustments to maintain reserves ..           22,960           226,836             5,737            11,126
                                         -------------     -------------     -------------     -------------
      Net equity transactions .......       78,301,836        95,506,044         5,483,102         7,789,787
                                         -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ............................       53,326,033        95,062,594         5,813,328         7,571,176
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................      200,596,191                --        13,350,843                --
                                         -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD ............................    $ 253,922,224        95,062,594        19,164,171         7,571,176
                                         =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units ...................       22,213,198            22,505         1,449,907             1,112
                                         -------------     -------------     -------------     -------------
  Units purchased ...................       10,122,327        10,563,035           613,540           826,000
  Units redeemed ....................       (1,324,839)         (416,798)          (28,611)          (24,457)
                                         -------------     -------------     -------------     -------------
  Ending units ......................       31,010,686        10,168,742         2,034,836           802,655
                                         =============     =============     =============     =============




                                                    WRBal                              WRBnd
                                        -------------------------------     -------------------------------
                                            2002               2001              2002              2001
                                        -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Net investment income .............         (97,793)          (18,525)         (111,957)          (13,092)
  Realized gain (loss) on
    investments .....................         (45,359)             (383)            3,383               294
  Change in unrealized gain (loss)
    on investments ..................        (556,748)          (35,989)          611,830            19,529
  Reinvested capital gains ..........              --                --                --                --
                                        -------------     -------------     -------------     -------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations .....        (699,900)          (54,897)          503,256             6,731
                                        -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................       4,699,064         6,756,472         6,735,699         4,678,714
  Transfers between funds ...........        (424,137)          206,815         1,867,353           148,788
  Redemptions .......................        (365,659)          (49,334)         (465,672)          (31,146)
  Annuity benefits ..................              --                --                --                --
  Annual contract maintenance charges
    (note 2) ........................          (1,822)               --            (1,032)               --
  Contingent deferred sales charges
    (note 2) ........................          (5,329)              (82)           (9,488)              (38)
  Adjustments to maintain reserves ..           6,465            17,100             5,171             1,164
                                        -------------     -------------     -------------     -------------
      Net equity transactions .......       3,908,582         6,930,971         8,132,031         4,797,482
                                        -------------     -------------     -------------     -------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY ............................       3,208,682         6,876,074         8,635,287         4,804,213
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .........................      11,857,105                --        11,966,763                --
                                        -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD ............................      15,065,787         6,876,074        20,602,050         4,804,213
                                        =============     =============     =============     =============


CHANGES IN UNITS:
  Beginning units ...................       1,249,677             1,679         1,105,160               122
                                        -------------     -------------     -------------     -------------
  Units purchased ...................         469,783           709,662           780,429           475,458
  Units redeemed ....................         (59,094)           (9,981)          (38,117)          (15,089)
                                        -------------     -------------     -------------     -------------
  Ending units ......................       1,660,366           701,360         1,847,472           460,491
                                        =============     =============     =============     =============


NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                        WRCoreEq                              WRGrowth
                                             -------------------------------       -------------------------------
                                                 2002               2001               2002               2001
                                             ------------       ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income ...............      $   (399,675)           (67,161)          (429,650)           (56,254)
  Realized gain (loss) on investments .          (119,859)               439           (140,839)            (4,284)
  Change in unrealized gain (loss)
    on investments ....................        (7,743,339)          (321,530)        (8,045,234)           (59,014)
                                             ------------       ------------       ------------       ------------
  Reinvested capital gains ............                --                 --                 --                 --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (8,262,873)          (388,252)        (8,615,723)          (119,552)
                                             ------------       ------------       ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        16,330,944         25,485,217         17,431,160         21,385,640
  Transfers between funds .............         1,128,515            659,279          1,207,221            396,443
  Redemptions .........................        (1,112,444)          (227,952)        (1,057,177)          (218,921)
  Annuity benefits ....................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..........................            (6,332)                --             (5,709)                --
  Contingent deferred sales charges
    (note 2) ..........................           (19,306)              (426)           (19,206)              (268)
  Adjustments to maintain reserves ....             3,639             42,189              5,029             50,539
                                             ------------       ------------       ------------       ------------
      Net equity transactions .........        16,325,016         25,958,307         17,561,318         21,613,433
                                             ------------       ------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         8,062,143         25,570,055          8,945,595         21,493,881
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        49,620,225                 --         52,761,810                 --
                                             ------------       ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .      $ 57,682,368         25,570,055         61,707,405         21,493,881
                                             ============       ============       ============       ============

CHANGES IN UNITS:
  Beginning units .....................         5,791,263              4,294          6,175,431              5,049
                                             ------------       ------------       ------------       ------------
  Units purchased .....................         2,120,412          2,880,680          2,230,030          2,417,185
  Units redeemed ......................          (119,833)           (45,845)          (113,601)           (40,497)
                                             ------------       ------------       ------------       ------------
  Ending units ........................         7,791,842          2,839,129          8,291,860          2,381,737
                                             ============       ============       ============       ============


                                                        WRHiInc                                WRIntl
                                             -------------------------------       -------------------------------
                                                 2002               2001               2002               2001
                                             ------------       ------------       ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income ...............           (66,945)            (8,276)           (46,532)            (7,961)
  Realized gain (loss) on investments .            (3,300)             1,610           (142,875)            (2,247)
  Change in unrealized gain (loss)
    on investments ....................          (527,840)           (16,587)          (241,792)          (126,769)
                                             ------------       ------------       ------------       ------------
  Reinvested capital gains ............                --                 --                 --                 --
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (598,085)           (23,253)          (431,199)          (136,977)
                                             ------------       ------------       ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         3,648,503          3,386,466          1,354,069          2,836,103
  Transfers between funds .............         1,000,998             50,093            655,390            147,787
  Redemptions .........................          (264,245)           (61,387)           (97,340)           (72,388)
  Annuity benefits ....................                --                 --                 --                 --
  Annual contract maintenance charges
    (note 2) ..........................              (683)                --               (754)                --
  Contingent deferred sales charges
    (note 2) ..........................            (5,351)                --             (2,349)                --
  Adjustments to maintain reserves ....               (44)             8,495               (287)             8,002
                                             ------------       ------------       ------------       ------------
      Net equity transactions .........         4,379,178          3,383,667          1,908,729          2,919,504
                                             ------------       ------------       ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         3,781,093          3,360,414          1,477,530          2,782,527
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         7,483,861                 --          5,631,891                 --
                                             ------------       ------------       ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .        11,264,954          3,360,414          7,109,421          2,782,527
                                             ============       ============       ============       ============

CHANGES IN UNITS:
  Beginning units .....................           690,448                844            724,305                794
                                             ------------       ------------       ------------       ------------
  Units purchased .....................           425,707            322,413            270,276            332,025
  Units redeemed ......................           (21,725)            (5,755)           (11,936)           (13,750)
                                             ------------       ------------       ------------       ------------
  Ending units ........................         1,094,430            317,502            982,645            319,069
                                             ============       ============       ============       ============

                                                                  (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                        WRLTBond                            WRMMkt
                                             -----------------------------       -----------------------------
                                                2002               2001              2002             2001
                                             -----------       -----------       -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      $   (18,052)           (1,060)          (12,665)           34,197
  Realized gain (loss) on investments .            2,681                44                --                --
  Change in unrealized gain (loss)
    on investments ....................           26,871             3,806                --                --
  Reinvested capital gains ............               --                --                --                --
                                             -----------       -----------       -----------       -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           11,500             2,790           (12,665)           34,197
                                             -----------       -----------       -----------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        1,239,949           545,974         7,591,529         8,500,459
  Transfers between funds .............          260,519             9,575        (7,399,555)       (2,092,851)
  Redemptions .........................          (61,639)           (1,337)         (307,672)          (77,847)
  Annuity benefits ....................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................             (168)               --              (849)               --
  Contingent deferred sales charges
    (note 2) ..........................             (778)               --            (8,340)           (1,632)
  Adjustments to maintain reserves ....                1                (4)           (1,126)           31,134
                                             -----------       -----------       -----------       -----------
      Net equity transactions .........        1,437,884           554,208          (126,013)        6,359,263
                                             -----------       -----------       -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        1,449,384           556,998          (138,678)        6,393,460
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        1,925,569                --         9,384,515                --
                                             -----------       -----------       -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      $ 3,374,953           556,998         9,245,837         6,393,460
                                             ===========       ===========       ===========       ===========


CHANGES IN UNITS:
  Beginning units .....................          176,463                --           916,138             3,115
                                             -----------       -----------       -----------       -----------
  Units purchased .....................          136,120            52,968           809,821           862,199
  Units redeemed ......................           (5,167)             (226)         (822,163)         (237,835)
                                             -----------       -----------       -----------       -----------
  Ending units ........................          307,416            52,742           903,796           627,479
                                             ===========       ===========       ===========       ===========


                                                      WRSciTech                             WRSmCap
                                             -----------------------------       -----------------------------
                                                2002               2001              2002             2001
                                             -----------       -----------       -----------       -----------
INVESTMENT ACTIVITY:
  Net investment income ...............          (95,759)          (16,885)         (146,608)          (20,331)
  Realized gain (loss) on investments .          (98,318)           (5,188)          (32,516)                1
  Change in unrealized gain (loss)
    on investments ....................       (2,801,274)          (22,954)       (3,158,742)          522,915
  Reinvested capital gains ............               --                --                --                --
                                             -----------       -----------       -----------       -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (2,995,351)          (45,027)       (3,337,866)          502,585
                                             -----------       -----------       -----------       -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        5,215,241         6,547,726         7,140,990         7,348,472
  Transfers between funds .............         (438,696)           53,696         2,021,327           261,824
  Redemptions .........................         (164,359)          (69,575)         (292,380)          (44,224)
  Annuity benefits ....................               --                --                --                --
  Annual contract maintenance charges
    (note 2) ..........................           (2,164)               --            (2,830)               --
  Contingent deferred sales charges
    (note 2) ..........................           (3,563)             (235)           (5,839)              (30)
  Adjustments to maintain reserves ....             (388)           11,385            (1,225)           45,707
                                             -----------       -----------       -----------       -----------
      Net equity transactions .........        4,606,071         6,542,997         8,860,043         7,611,749
                                             -----------       -----------       -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        1,610,720         6,497,970         5,522,177         8,114,334
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       12,520,812                --        17,010,453                --
                                             -----------       -----------       -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .       14,131,532         6,497,970        22,532,630         8,114,334
                                             ===========       ===========       ===========       ===========


CHANGES IN UNITS:
  Beginning units .....................        1,486,955             1,183         1,746,341             4,313
                                             -----------       -----------       -----------       -----------
  Units purchased .....................          667,113           789,826         1,002,355           789,703
  Units redeemed ......................          (62,651)          (15,455)          (30,067)           (7,908)
                                             -----------       -----------       -----------       -----------
  Ending units ........................        2,091,417           775,554         2,718,629           786,108
                                             ===========       ===========       ===========       ===========


NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002 AND 2001
(UNAUDITED)

                                                         WRValue
                                             -------------------------------
                                                 2002               2001
                                             ------------       ------------
INVESTMENT ACTIVITY:
  Net investment income ...............      $    (72,148)              (682)
  Realized gain (loss) on investments .               164                 --
  Change in unrealized gain (loss)
    on investments ....................          (795,139)            (2,502)
  Reinvested capital gains ............                --                 --
                                             ------------       ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          (867,123)            (3,184)
                                             ------------       ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         5,835,753          1,038,677
  Transfers between funds .............           116,160              6,000
  Redemptions .........................          (123,335)                --
  Annuity benefits ....................                --                 --
  Annual contract maintenance charges
    (note 2) ..........................              (398)                --
  Contingent deferred sales charges
    (note 2) ..........................            (2,273)                --
  Adjustments to maintain reserves ....               (11)                (1)
                                             ------------       ------------
      Net equity transactions .........         5,825,896          1,044,676
                                             ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         4,958,773          1,041,492
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         7,082,344                 --
                                             ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .      $ 12,041,117          1,041,492
                                             ============       ============

CHANGES IN UNITS:
  Beginning units .....................           701,110                 --
                                             ------------       ------------
  Units purchased .....................           596,741            104,916
  Units redeemed ......................           (11,874)                --
                                             ------------       ------------
  Ending units ........................         1,285,977            104,916
                                             ============       ============


See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 2002
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the Waddell and Reed: W & R Target Funds, Inc. (W & R
              TFI);
                W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                W & R Target Funds - Balanced Portfolio (WRBal)
                W & R Target Funds - Bond Portfolio (WRBnd)
                W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds - Growth Portfolio (WRGrowth)
                W & R Target Funds - High Income Portfolio (WRHiInc)
                W & R Target Funds - International Portfolio (WRIntl)
                W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
                W & R Target Funds - Money Market Portfolio (WRMMkt)
                W & R Target Funds - Science & Technology Portfolio (WRSciTech) W & R Target Funds - Small Cap Portfolio (WRSmCap)
                W & R Target Funds - Value Portfolio (WRValue)

         At June 30, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at ~June 30, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered, such charge declining to 0%, after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Rider table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level rider options available to contract holders. The rider options and related charges are described in more detail in the applicable product prospectus.

     There were no payments by the Company to the Account in the form of bonus credits for the years or lesser periods ended June 30, 2002 and 2001, respectively.

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                                    WADDELL & Reed
                         NATIONWIDE VA SEPARATE ACCOUNT-D RIDERS                                                        SELECT
-----------------------------------------------------------------------------------------------------------------------------------
 MORTALITY AND EXPENSE RISK - BASIC                                                                                      1.35%
-----------------------------------------------------------------------------------------------------------------------------------
 REDUCED PURCHASE PAYMENT OPTION:                                                                                           -

    Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
-----------------------------------------------------------------------------------------------------------------------------------
 CDSC Options:

   Seven Year CDSC                                                                                                       0.05%
-----------------------------------------------------------------------------------------------------------------------------------
 DEATH BENEFIT OPTIONS:

   One-Year (or Anniversary) Enhanced (for contracts issued on or after 1-2-01)                                          0.15%
                                                                                                                       --------
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

   Greater of One-Year (or Anniversary) or 5% Enhanced (for contracts issued on or after 1-2-01)                             -
                                                                                                                       --------
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv) the 5%
       interest anniversary value.

   One-Year Step Up (for contracts issued prior to 1-2-01)                                                                  -
                                                                                                                       --------
    If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

   5% Enhanced (for contracts issued prior to 1-2-01)                                                                    0.05%
                                                                                                                       --------
    If death before annuitization, benefit will be greater of (i) contract value or (ii) total of all purchase payments less surrenders with 5% simple interest from purchase to most recent contract anniversary prior to annuitant's 86th birthday.

   Nursing Home and Long Term Care                                                                                       0.05%
-----------------------------------------------------------------------------------------------------------------------------------
 GUARANTEED MINIMUM INCOME BENEFIT OPTIONS:

   Option 1                                                                                                              0.45%
                                                                                                                       --------
   Option 2                                                                                                              0.30%
                                                                                                                       --------
    Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
-----------------------------------------------------------------------------------------------------------------------------------
 Beneficiary Protector Option:                                                                                           0.40%

    Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Maximum Variable Account Charges(*)                                                                                     2.45%
-----------------------------------------------------------------------------------------------------------------------------------


(*)When maximum options are utilized.

     The following table provides mortality and expense risk charges by asset fee rates for the year ended June 30, 2002:


                                    Total            WRAsStrat               WRBal                WRBnd            WRCoreEq
                             ------------         ------------        ------------         ------------        ------------
     1.35%..............     $    519,128               40,516              36,229               37,713             128,264
     1.40%..............          378,417               24,478              15,508               24,868              84,390
     1.45%..............           42,884                4,315               4,026                2,174              10,938
     1.50%..............          495,490               28,872              23,667               24,646             123,216
     1.55%..............           83,211                3,966               7,977                4,807              21,803
     1.60%..............            1,186                   20                  33                   13                 370
     1.65%..............            9,479                  945                 405                  542               1,503
     1.70%..............            2,524                  110                 209                  231                 963
     1.75%..............            4,319                  381                 546                  434                 520
     1.80%..............           66,086                6,261               4,987                7,839              15,798
     1.85%..............           25,551                3,612               1,785                3,970               3,442
     1.90%..............            9,691                  217                  64                  518               1,752
     1.95%..............           25,288                4,466               1,906                3,192               4,868
     2.00%..............            5,611                  477                 451                  987               1,844
     2.05%..............              512                   22                   -                   21                   -
     2.35%..............               96                    -                   -                    2                   4
                             ------------         ------------        ------------         ------------        ------------
       Total............     $  1,669,473              118,658              97,793              111,957             399,675
                             ============         ============        ============         ============        ============


                                 WRGrowth              WRHiInc              WRIntl             WRLTBond              WRMMkt
                             ------------         ------------        ------------         ------------        ------------
     1.35%..............     $    114,148               25,332              12,481               10,077              19,865
     1.40%..............          125,627               11,775              11,827                3,135               8,725
     1.45%..............           11,889                2,315                 724                    -               1,575
     1.50%..............          135,410               18,132              15,002                1,495              18,876
     1.55%..............           16,477                4,002               2,568                1,135               8,421
     1.60%..............              378                  278                   -                    -                   -
     1.65%..............            1,875                  247                 389                  283                 101
     1.70%..............              232                   74                  99                    -                   -
     1.75%..............            1,001                  163                  33                    -                 148
     1.80%..............           11,056                2,837               1,661                1,012               2,215
     1.85%..............            4,714                  789                 221                  559               4,908
     1.90%..............            1,817                  403                 846                   36                  35
     1.95%..............            4,172                  564                 544                  320                 662
     2.00%..............              828                   34                 135                    -                 165
     2.05%..............               21                    -                   -                    -                   -
     2.35%..............                5                    -                   2                    -                   -
                             ------------         ------------        ------------         ------------        ------------
       Total............     $    429,650               66,945              46,532               18,052              65,696
                             ============         ============        ============         ============        ============

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                                WRSciTech              WRSmCap             WRValue
                             ------------         ------------        ------------
     1.35%..............     $     31,479               39,970              23,054
     1.40%..............           21,968               38,314               7,802
     1.45%..............              759                2,608               1,561
     1.50%..............           30,983               48,522              26,669
     1.55%..............            4,688                4,965               2,402
     1.60%..............                -                    -                  94
     1.65%..............              877                1,256               1,056
     1.70%..............              274                  122                 210
     1.75%..............              152                  210                 731
     1.80%..............            3,152                5,581               3,687
     1.85%..............              579                  717                 255
     1.90%..............               38                2,044               1,921
     1.95%..............              631                1,782               2,181
     2.00%..............              177                  491                  22
     2.05%..............                -                   21                 427
     2.35%..............                2                    5                  76
                             ------------         ------------        ------------
       Total............     $     95,759              146,608              72,148
                             ============         ============        ============



(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Contract Owner's Equity Schedule

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30, 2002, and the contract expense rate and total return for the six month period ended June 30, 2002:

                                                         Contract                      Unit          Contract         Total
                                                       Expense Rate(*)    Units     Fair Value     Owners' Equity   Return(**)
                                                       ---------------    -----     -----------    --------------   ----------
    W & R Target Funds - Asset Strategy Portfolio
       2002  . . . . . . . . . . . . . . . . .              1.35%         764,895   $  9.431910     $  7,214,421      2.32%
                                                            1.40%         406,222      9.424393        3,828,396      2.29%
                                                            1.45%          68,722      9.416876          647,147      2.27%
                                                            1.50%         502,594      9.409378        4,729,097      2.24%
                                                            1.55%          68,041      9.401849          639,711      2.21%
                                                            1.60%             281      9.394357            2,640      2.19%
                                                            1.65%          16,664      9.386839          156,422      2.16%
                                                            1.70%           1,377      9.379335           12,915      2.14%
                                                            1.75%           5,320      9.371829           49,858      2.11%
                                                            1.80%          81,778      9.364346          765,797      2.09%
                                                            1.85%          46,849      9.356854          438,359      2.06%
                                                            1.90%           2,942      9.349351           27,506      2.04%
                                                            1.95%          55,933      9.341864          522,518      2.01%
                                                            2.00%          12,935      9.334375          120,740      1.99%
                                                            2.05%             283      9.326879            2,640      1.96%
    W & R Target Funds - Balanced Portfolio
       2002  . . . . . . . . . . . . . . . . .              1.35%         661,429      9.085381        6,009,334     -4.35%
                                                            1.40%         263,373      9.078133        2,390,935     -4.37%
                                                            1.45%          63,306      9.070892          574,242     -4.40%
                                                            1.50%         388,431      9.063664        3,520,608     -4.42%
                                                            1.55%         124,866      9.056421        1,130,839     -4.44%
                                                            1.60%             455      9.049177            4,117     -4.47%
                                                            1.65%           6,715      9.041945           60,717     -4.49%
                                                            1.70%           2,648      9.034718           23,924     -4.52%
                                                            1.75%           7,854      9.027494           70,902     -4.54%
                                                            1.80%          80,019      9.020257          721,792     -4.56%
                                                            1.85%          24,446      9.013039          220,333     -4.59%
                                                            1.90%           1,013      9.005818            9,123     -4.61%
                                                            1.95%          22,253      8.998584          200,245     -4.63%
                                                            2.00%          13,558      8.991371          121,905     -4.66%
    W & R Target Funds - Bond Portfolio
       2002  . . . . . . . . . . . . . . . .                1.35%         693,239     11.169785        7,743,331      3.04%
                                                            1.40%         403,295     11.160879        4,501,127      3.01%
                                                            1.45%          29,527     11.151984          329,285      2.99%
                                                            1.50%         388,523     11.143091        4,329,347      2.96%
                                                            1.55%          77,418     11.134203          861,988      2.94%
                                                            1.60%             158     11.125315            1,758      2.91%
                                                            1.65%           7,166     11.116426           79,660      2.89%
                                                            1.70%           2,555     11.107544           28,380      2.86%
                                                            1.75%           5,325     11.098664           59,100      2.83%
                                                            1.80%         122,580     11.089798        1,359,387      2.81%
                                                            1.85%          42,646     11.080910          472,556      2.78%
                                                            1.90%           7,515     11.072052           83,206      2.76%
                                                            1.95%          44,724     11.063179          494,790      2.73%
                                                            2.00%          22,536     11.054322          249,120      2.71%
                                                            2.05%             238     11.045450            2,629      2.68%
                                                            2.35%              27     10.624736              287      2.53%

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                                                         Contract                      Unit          Contract         Total
                                                       Expense Rate(*)    Units     Fair Value     Owners' Equity   Return(**)
                                                       ---------------    -----     -----------    --------------   ----------
W & R Target Funds - Core Equity Portfolio
   2002  . . . . . . . . . . . . . . . . .                  1.35%       2,569,900     7.414788       19,055,264       -13.54%
                                                            1.40%       1,622,726     7.408869       12,022,564       -13.57%
                                                            1.45%         210,609     7.402957        1,559,129       -13.59%
                                                            1.50%       2,408,621     7.397041       17,816,668       -13.61%
                                                            1.55%         387,931     7.391128        2,867,248       -13.63%
                                                            1.60%           5,058     7.385225           37,354       -13.65%
                                                            1.65%          27,731     7.379312          204,636       -13.67%
                                                            1.70%          14,222     7.373415          104,865       -13.70%
                                                            1.75%           8,777     7.367501           64,665       -13.72%
                                                            1.80%         318,720     7.361600        2,346,289       -13.74%
                                                            1.85%          55,148     7.355701          405,652       -13.76%
                                                            1.90%          38,767     7.349799          284,930       -13.78%
                                                            1.95%          86,821     7.343918          637,606       -13.80%
                                                            2.00%          36,741     7.338020          269,606       -13.82%
                                                            2.35%              70     7.725096              541       -13.98%
W & R Target Funds - Growth Portfolio
   2002  . . . . . . . . . . . . . . . . .                  1.35%       2,342,977     7.453096       17,462,433       -12.85%
                                                            1.40%       2,365,206     7.447139       17,614,018       -12.87%
                                                            1.45%         211,595     7.441196        1,574,520       -12.89%
                                                            1.50%       2,571,042     7.435244       19,116,325       -12.91%
                                                            1.55%         306,909     7.429309        2,280,122       -12.93%
                                                            1.60%           5,100     7.423372           37,859       -12.96%
                                                            1.65%          38,660     7.417435          286,758       -12.98%
                                                            1.70%           4,576     7.411498           33,915       -13.00%
                                                            1.75%          16,464     7.405557          121,925       -13.02%
                                                            1.80%         219,948     7.399621        1,627,532       -13.04%
                                                            1.85%          66,777     7.393688          493,728       -13.06%
                                                            1.90%          45,141     7.387769          333,491       -13.09%
                                                            1.95%          79,172     7.381822          584,434       -13.11%
                                                            2.00%          17,900     7.375903          132,029       -13.13%
                                                            2.05%             314     7.369977            2,314       -13.15%
                                                            2.35%              79     7.881667              623       -13.28%
W & R Target Funds - High Income Portfolio
   2002  . . . . . . . . . . . . . . . . .                  1.35%         430,325    10.309301        4,436,350        -4.97%
                                                            1.40%         192,168    10.301078        1,979,538        -5.00%
                                                            1.45%          34,517    10.292871          355,279        -5.02%
                                                            1.50%         300,380    10.284649        3,089,303        -5.05%
                                                            1.55%          52,181    10.276451          536,235        -5.07%
                                                            1.60%           2,708    10.268250           27,806        -5.09%
                                                            1.65%           3,378    10.260035           34,658        -5.12%
                                                            1.70%             825    10.251837            8,458        -5.14%
                                                            1.75%           2,110    10.243623           21,614        -5.16%
                                                            1.80%          47,313    10.235448          484,270        -5.19%
                                                            1.85%           7,953    10.227255           81,337        -5.21%
                                                            1.90%           7,190    10.219058           73,475        -5.23%
                                                            1.95%          12,032    10.210859          122,857        -5.26%
                                                            2.00%           1,350    10.202678           13,774        -5.28%


                                                         Contract                      Unit          Contract         Total
                                                       Expense Rate(*)    Units     Fair Value     Owners' Equity   Return(**)
                                                       ---------------    -----     -----------    --------------   ----------
W & R Target Funds - International Portfolio
   2002  . . . . . . . . . . . . . . . . .                 1.35%         281,664      7.247718        2,041,421        -6.88%
                                                           1.40%         239,538      7.241943        1,734,721        -6.91%
                                                           1.45%          13,900      7.236151          100,582        -6.93%
                                                           1.50%         319,911      7.230373        2,313,076        -6.95%
                                                           1.55%          51,361      7.224592          371,062        -6.98%
                                                           1.65%           8,231      7.213052           59,371        -7.02%
                                                           1.70%           2,176      7.207267           15,683        -7.04%
                                                           1.75%             520      7.201487            3,745        -7.07%
                                                           1.80%          31,877      7.195717          229,378        -7.09%
                                                           1.85%           3,332      7.189955           23,957        -7.11%
                                                           1.90%          17,828      7.184190          128,080        -7.14%
                                                           1.95%           8,675      7.178421           62,273        -7.16%
                                                           2.00%           3,588      7.172671           25,736        -7.18%
                                                           2.35%              44      7.666600              337        -7.35%

W & R Target Funds - Limited-Term Bond Portfolio
   2002  . . . . . . . . . . . . . . . . .                 1.35%         173,679     10.992274        1,909,127         0.65%
                                                           1.40%          50,128     10.983536          550,583         0.62%
                                                           1.50%          39,460     10.966014          432,719         0.57%
                                                           1.55%          16,502     10.957260          180,817         0.55%
                                                           1.65%           4,679     10.939788           51,187         0.50%
                                                           1.80%          13,648     10.913568          148,948         0.42%
                                                           1.85%           5,621     10.904840           61,296         0.40%
                                                           1.90%             362     10.896106            3,944         0.37%
                                                           1.95%           3,337     10.887372           36,331         0.35%
W & R Target Funds - Money Market Portfolio
   2002  . . . . . . . . . . . . . . . . .                 1.35%         315,460     10.249372        3,233,267        -0.09%
                                                           1.40%         156,680     10.241204        1,604,592        -0.11%
                                                           1.45%          26,156     10.233041          267,655        -0.14%
                                                           1.50%         215,158     10.224878        2,199,964        -0.16%
                                                           1.55%          97,725     10.216717          998,429        -0.19%
                                                           1.65%           4,593     10.200404           46,850        -0.24%
                                                           1.75%           1,831     10.184099           18,647        -0.29%
                                                           1.80%          31,763     10.175955          323,219        -0.31%
                                                           1.85%          42,268     10.167806          429,773        -0.34%
                                                           1.90%             226     10.159666            2,296        -0.36%
                                                           1.95%           9,014     10.151522           91,506        -0.39%
                                                           2.00%           2,922     10.143383           29,639        -0.41%

W & R Target Funds - Science & Technology Portfolio
   2002  . . . . . . . . . . . . . . . . .                 1.35%         737,510      6.767430        4,991,047       -19.71%
                                                           1.40%         445,344      6.762016        3,011,423       -19.73%
                                                           1.45%          13,746      6.756621           92,877       -19.75%
                                                           1.50%         666,624      6.751226        4,500,529       -19.77%
                                                           1.55%          87,183      6.745831          588,122       -19.79%
                                                           1.65%          23,874      6.735040          160,792       -19.83%
                                                           1.70%           5,957      6.729640           40,088       -19.85%
                                                           1.75%           3,058      6.724263           20,563       -19.87%
                                                           1.80%          75,052      6.718866          504,264       -19.89%
                                                           1.85%          13,793      6.713480           92,599       -19.91%
                                                           1.90%             714      6.708091            4,790       -19.93%


                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                         Contract                      Unit          Contract         Total
                                                       Expense Rate(*)    Units     Fair Value     Owners' Equity   Return(**)
                                                       ---------------    -----     -----------    --------------   ----------
                                                           1.95%          15,601      6.702703          104,569       -19.95%
                                                           2.00%           2,921      6.697325           19,563       -19.97%
                                                           2.35%              40      7.635835              305       -20.11%
   W & R Target Funds - Small Cap Portfolio
      2002  . . . . . . . . . . . . . . . . .              1.35%         798,600      8.302358        6,630,263       -14.85%
                                                           1.40%         696,349      8.295732        5,776,725       -14.87%
                                                           1.45%          45,050      8.289099          373,424       -14.89%
                                                           1.50%         884,447      8.282487        7,325,421       -14.91%
                                                           1.55%          83,513      8.275852          691,141       -14.93%
                                                           1.65%          26,566      8.262614          219,505       -14.98%
                                                           1.70%           2,977      8.255994           24,578       -15.00%
                                                           1.75%           2,988      8.249378           24,649       -15.02%
                                                           1.80%          88,097      8.242755          726,162       -15.04%
                                                           1.85%          11,143      8.236158           91,776       -15.06%
                                                           1.90%          39,163      8.229541          322,294       -15.08%
                                                           1.95%          30,991      8.222944          254,837       -15.10%
                                                           2.00%           8,382      8.216329           68,869       -15.13%
                                                           2.05%             287      8.209729            2,356       -15.15%
                                                           2.35%              76      8.294554              630       -15.27%
   W & R Target Funds - Value Portfolio
      2002  . . . . . . . . . . . . . . . . .              1.35%         458,746      9.377581        4,301,928        -7.25%
                                                           1.40%         130,083      9.372070        1,219,147        -7.27%
                                                           1.45%          26,726      9.366552          250,330        -7.29%
                                                           1.50%         459,273      9.361044        4,299,275        -7.32%
                                                           1.55%          44,725      9.355543          418,427        -7.34%
                                                           1.60%             995      9.350037            9,303        -7.36%
                                                           1.65%          26,371      9.344522          246,424        -7.39%
                                                           1.70%           3,750      9.339017           35,021        -7.41%
                                                           1.75%           8,993      9.333498           83,936        -7.43%
                                                           1.80%          62,767      9.327996          585,490        -7.45%
                                                           1.85%           6,864      9.322480           63,990        -7.48%
                                                           1.90%          21,389      9.316977          199,281        -7.50%
                                                           1.95%          29,174      9.311466          271,653        -7.52%
                                                           2.00%           1,130      9.305972           10,516        -7.55%
                                                           2.05%           4,307      9.300470           40,057        -7.57%
                                                           2.35%             684      9.267442            6,339        -7.71%
                                                                                                   ------------
   2002 Reserves for annuity contracts in payout phase:
      Tax qualified  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     29,604
                                                                                                   ------------
   2002 Contract owners' equity  . . . . . . . . . . . . . . . . . . . . . . . . . .               $253,922,224
                                                                                                   ============

(*) This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**)This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

(5)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the two years in the six month period ended June 30, 2002.

                                                  CONTRACT                                             INVESTMENT
                                                  EXPENSE                   UNIT         CONTRACT        INCOME       TOTAL
                                                    RATE*     UNITS      FAIR VALUE   OWNERS' EQUITY     RATIO**    RETURN***
                                                  --------   -------     ----------   --------------   ----------   ---------
     W & R Target Funds - Asset Strategy
        Portfolio
        2002.............................           1.35%                $  9.326879                                  1.96%
                                                     to      2,034,836            to   $ 19,158,167       0.00%        to
                                                    2.05%                   9.431910                                  2.32%
        2001.............................           1.35%                   9.404435                                 -9.35%
                                                     to        802,655            to      7,571,176       0.00%        to
                                                    1.95%                   9.437486                                 -9.07%

     W & R Target Funds - Balanced Portfolio
        2002.............................           1.35%                   8.991371                                 -4.66%
                                                     to      1,660,366            to     15,059,017       0.00%        to
                                                    2.00%                   9.085381                                 -4.35%
        2001.............................           1.35%                   9.774007                                 -4.48%
                                                     to        701,359            to      6,876,075       0.00%        to
                                                    1.95%                   9.808368                                 -4.19%

     W & R Target Funds - Bond Portfolio
        2002.............................           1.35%                  10.624736                                  2.53%
                                                     to      1,847,472            to     20,595,951       0.00%        to
                                                    2.35%                  11.169785                                  3.04%
        2001.............................           1.35%                  10.402351                                  1.78%
                                                     to        460,493            to      4,804,212       0.00%        to
                                                    1.95%                  10.438907                                  2.09%

     W & R Target Funds - Core Equity Portfolio
        2002.............................           1.35%                   7.338020                                -13.98%
                                                     to      7,791,842            to     57,677,017       0.00%        to
                                                    2.35%                   7.725096                                -13.54%
        2001.............................           1.35%                   8.978470                                -12.09%
                                                     to      2,839,129            to     25,570,050       0.00%        to
                                                    1.95%                   9.010045                                -11.82%

     W & R Target Funds - Growth Portfolio
        2002.............................           1.35%                   7.369977                                -13.28%
                                                     to      8,291,860            to     61,702,024       0.00%        to
                                                    2.35%                   7.881667                                -12.85%
        2001.............................           1.35%                   8.994147                                -11.09%
                                                     to      2,381,737            to     21,493,881       0.00%        to
                                                    2.00%                   9.028453                                -10.79%

     W & R Target Funds - High Income Portfolio
        2002.............................           1.35%                  10.202678                                 -5.28%
                                                     to      1,094,430            to     11,264,954       0.00%        to
                                                    2.00%                  10.309301                                 -4.97%
        2001.............................           1.35%                  10.551216                                  4.79%
                                                     to        317,502            to      3,360,414       0.00%        to
                                                    1.95%                  10.588293                                  5.11%

                                                                    (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                  CONTRACT                                             INVESTMENT
                                                  EXPENSE                   UNIT         CONTRACT        INCOME       TOTAL
                                                    RATE*     UNITS      FAIR VALUE   OWNERS' EQUITY     RATIO**    RETURN***
                                                  --------   -------     ----------   --------------   ----------   ---------
     W & R Target Funds - International
        Portfolio
        2002.............................           1.35%                   7.172671                                 -7.35%
                                                     to        982,645            to      7,109,421       0.00%        to
                                                    2.35%                   7.666600                                 -6.88%
        2001.............................           1.35%                   8.699651                                -14.23%
                                                     to        319,069            to      2,782,527       0.00%        to
                                                    1.85%                   8.725155                                -14.01%

     W & R Target Funds - Limited-Term Bond
        Portfolio
        2002.............................           1.35%                  10.887372                                  0.35%
                                                     to        307,416            to      3,374,953       0.00%        to
                                                    1.95%                  10.992274                                  0.65%
        2001.............................           1.35%                  10.527204                                  3.89%
                                                     to         52,742            to        557,000       0.00%        to
                                                    1.95%                  10.564185                                  4.21%

     W & R Target Funds - Money Market
        Portfolio
        2002.............................           1.35%                  10.143383                                 -0.41%
                                                     to        903,796            to      9,245,837       0.49%        to
                                                    2.00%                  10.249372                                 -0.09%
        2001.............................           1.35%                  10.163320                                  1.29%
                                                     to        627,478            to      6,393,461       1.97%        to
                                                    1.95%                  10.199043                                  1.59%

     W & R Target Funds - Science &
        Technology Portfolio
        2002.............................           1.35%                   6.697325                                -20.11%
                                                     to      2,091,417            to     14,131,532       0.00%        to
                                                    2.35%                   7.635835                                -19.71%
        2001.............................           1.35%                   8.350486                                -13.87%
                                                     to        775,554            to      6,497,972       0.00%        to
                                                    2.00%                   8.382372                                -13.59%

     W & R Target Funds - Small Cap
        Portfolio
        2002.............................           1.35%                   8.209729                                -15.27%
                                                     to      2,718,629            to     22,532,630       0.00%        to
                                                    2.35%                   8.302358                                -14.85%
        2001.............................           1.35%                  10.287316                                  2.12%
                                                     to        786,108            to      8,114,335       0.00%        to
                                                    2.00%                  10.326569                                  2.45%

     W & R Target Funds - Value Portfolio
        2002.............................           1.35%                   9.267442                                 -7.71%
                                                     to      1,285,977            to     12,041,117       0.00%        to
                                                    2.35%                   9.377581                                 -7.25%
        2001.............................           1.35%                   9.920826                                 -0.79% 05/01/01
                                                     to        104,916            to      1,041,491       0.00%        to
                                                    1.80%                   9.928162                                 -0.72% 05/01/01
                                                                                       ------------


                                                                                         CONTRACT
                                                                                      OWNERS' EQUITY
                                                                                      --------------
     2002  Reserves for annuity contracts in payout phase:
        Tax qualified.......................................................                 29,604
                                                                                       ------------
     2002 Contract owners' equity...........................................           $253,922,224
                                                                                       ============


     2001 Contract owners' equity...........................................           $ 95,062,594
                                                                                       ============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ~six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                             Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                            U.S. Postage
                                                                                             PAID
                                                                                        Columbus, Ohio
                                                                                        Permit No. 521







Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company